Notes Payable - Schedule of Outstanding Notes Payable (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes payable, beginning of the period	$ 2,617,970	$ 807,099	$ 807,099	$ 0
Issued for cash	1,051,330	6,645,000	7,746,378	887,667
Repayments	(508,394)	(122,744)	(6,111,263)
Accrued interest converted to note payable			27,350
Issued for original issue discount				22,222
Debt discount related to notes payable			(4,312,525)	(113,222)
Amortization of debt discounts	19,797	$ 304,419	4,460,931	124,320
Notes payable, end of the period	$ 3,180,673		$ 2,617,970	$ 807,099